Other Non-current Liabilities - Schedule of Other Non-current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Other Non Current Liabilities [Abstract]
Deferred rent liabilities	$ 1,617	$ 1,027
Employee related payables	584
Total	$ 2,201	$ 1,027